Insurance-related accounts - Summary of Significant Assumption (Detail)	Mar. 31, 2023	Mar. 31, 2022
Bottom of range
Disclosure of discount rate used to measure the fair value of the future insurance policy benefits and policyholders account in the life insurance business [Line Items]
Discount rates of insurance contracts liabilities	(0.115%)	(0.075%)
Top of range
Disclosure of discount rate used to measure the fair value of the future insurance policy benefits and policyholders account in the life insurance business [Line Items]
Discount rates of insurance contracts liabilities	6.25%	6.25%